Summary of Principal Accounting Policies - Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	¥ 537,555	$ 84,354	¥ 646,352
Liabilities	2,748,148	431,244	2,122,215
Amount due from related parties
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	40,401	6,340	47,024
Investments Member
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	497,154	$ 78,014	599,328
Nonconsolidated VIEs
Nonconsolidated VIEs
Liabilities	0		0
Contingent liabilities	0		0
Guarantees (implicit or explicit)	¥ 0		¥ 0